LONG-TERM DEBT - Maturity (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 7,979.0	$ 6,166.1	$ 7,625.1
Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	7,921.1	$ 6,107.6
Cost | 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	17.2
Cost | 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	16.9
Cost | 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	16.9
Cost | 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	1,589.2
Cost | 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	1,134.1
Cost | Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,146.8